Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Balance	$ 2,825,187	$ 2,610,703
Balance	2,818,354	2,825,187	$ 2,610,703
Cost
Disclosure of detailed information about intangible assets [line items]
Balance	3,405,739	2,976,321	1,809,888
Acquisitions	268,044	184,008	137,998
Acquisitions of subsidiaries (Note 26)			1,392,289
Reversal of previous impairment loss	3,065
Disposals	(2,765)	(5,640)	(3,413)
Disposals of subsidiaries			(44,357)
Impairment loss		(16,638)
Other (Note 22)	(84,075)	9,132
Translation differences	(206,086)	258,556	(316,084)
Balance	3,383,922	3,405,739	2,976,321
Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	580,552	365,618	355,537
Amortization of the year	130,247	115,337	64,439
Translation differences	(145,231)	99,597	(54,358)
Balance	565,568	580,552	365,618
Concession Assets
Disclosure of detailed information about intangible assets [line items]
Balance	2,765,474	2,545,025
Balance	2,758,239	2,765,474	2,545,025
Concession Assets | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	3,334,564	2,899,618	1,742,739
Acquisitions	266,380	183,160	137,612
Acquisitions of subsidiaries (Note 26)			1,338,951
Reversal of previous impairment loss	3,065
Disposals	(2,803)	(23)	(3,413)
Disposals of subsidiaries			0
Impairment loss		(16,638)
Other (Note 22)	(84,075)	9,132
Translation differences	(205,125)	259,315	(316,271)
Balance	3,312,006	3,334,564	2,899,618
Concession Assets | Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	569,090	354,593	343,823
Amortization of the year	129,667	114,496	63,761
Translation differences	(144,990)	100,001	(52,991)
Balance	553,767	569,090	354,593
Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance	55,707	56,401
Balance	56,736	55,707	56,401
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	56,013	56,699	50,773
Acquisitions	0	0	0
Acquisitions of subsidiaries (Note 26)			51,303
Reversal of previous impairment loss	0
Disposals	0	0	0
Disposals of subsidiaries			(44,357)
Impairment loss		0
Other (Note 22)	0	0
Translation differences	1,036	(686)	(1,020)
Balance	57,049	56,013	56,699
Goodwill | Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	306	298	340
Amortization of the year	0	66	105
Translation differences	7	(58)	(147)
Balance	313	306	298
Patent, intellectual property rights and others
Disclosure of detailed information about intangible assets [line items]
Balance	4,006	9,277
Balance	3,379	4,006	9,277
Patent, intellectual property rights and others | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	15,162	20,004	16,376
Acquisitions	1,664	848	386
Acquisitions of subsidiaries (Note 26)			2,035
Reversal of previous impairment loss	0
Disposals	38	(5,617)	0
Disposals of subsidiaries			0
Impairment loss		0
Other (Note 22)	0	0
Translation differences	(1,997)	(73)	1,207
Balance	14,867	15,162	20,004
Patent, intellectual property rights and others | Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	11,156	10,727	11,374
Amortization of the year	580	775	573
Translation differences	(248)	(346)	(1,220)
Balance	$ 11,488	$ 11,156	$ 10,727